SCHEDULE OF FAIR VALUE LIABILITIES ON RECURRING BASIS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Related Party Transactions [Abstract]
Beginning balance
Issuance of warrants		14,453
Exercise of warrants		(2,847)
Change in fair value upon re-measurement	$ (10,875)
Reclassification of warrant liabilities to additional paid-in-capital	(731)
Ending balance